Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives
Depreciation is calculated primarily on the straight-line method over the following estimated useful lives:

Pipelines and related facilities	20 years
Storage and terminal facilities	10 –25 years
Trucking equipment and other	3 – 7 years
Property, plant and equipment consists of the following (in thousands):

	December 31, 2014	December 31, 2013
Land	$18,479	$18,453
Pipelines and related facilities	227,586	213,459
Storage and terminal facilities	135,466	124,181
Linefill	25,507	13,866
Trucking equipment and other	40,281	19,180
Construction-in-progress	31,393	19,093
Property, plant and equipment, gross	478,712	408,232
Accumulated depreciation	(82,646)	(57,076)
Property, plant and equipment, net	$396,066	$351,156